Putnam
Voyager
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-02

[GRAPHIC OMITTED: PROTRACT]

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

These are unusually challenging times for equity investors and many have sought to cut their losses by getting entirely out of the market. However, for investors who had what they believed was an effective investment program before the markets began their decline and still have several years before they need to make withdrawals, it is our view that this was exactly the wrong thing to do.

History has been on the side of investors who have dared to weather even sustained periods of market retreat. We urge you to remain patient as the current market troubles work themselves out. Of course, it is always a good idea to consult your financial advisor for specific counsel.

Investors' persistent disaffection with stocks while ignoring a continuing stream of positive economic news is reflected in the results for your fund, Putnam Voyager Fund II, during the semiannual period ended June 30, 2002. While the fund posted a loss for the period, its results at net asset value were consistent with those of the broader stock market and somewhat better than both its benchmark and peer group average. On the following pages, you will find a full discussion of what drove the fund's performance during the challenging period, as well as a view of prospects for the months ahead.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
August 21, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the Putnam Specialty Growth and Large-Cap Growth Teams

In spite of evidence that the economy is recovering from recession, growth stocks and the equity markets in general have ignored economic fundamentals during the first half of 2002. Instead, stock prices have been weighed down by reactions to corporate accounting scandals in the United States and geopolitical turmoil abroad. As a result, the absolute returns at net asset value for Putnam Voyager Fund II were down significantly for the first half the fund's fiscal year, as were returns for the broader stock market. However, your fund's relative performance (at NAV) showed marked improvement, with the fund's six-month return ahead of both its primary benchmark index, the Russell Midcap Growth Index, and its Lipper peer group average (see page 6 for Lipper details).

Total return for 6 months ended 6/30/02

      Class A           Class B          Class C           Class M
    NAV     POP        NAV   CDSC       NAV   CDSC       NAV     POP
-----------------------------------------------------------------------
  -18.73%  -23.41%   -19.06% -23.10%  -19.02% -19.83%  -18.94%  -21.76%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* A VOLATILE PERIOD FOR GROWTH STOCKS

The six months ended June 30, 2002, represented an extremely difficult investing environment for equity investors. After falling significantly in the week after the market reopened at the end of September, stock prices showed a surprising recovery during the fourth quarter of 2001, buoyed by a strengthening economy, a faltering bond market, and positive news from the war in Afghanistan. Growth stocks posted the strongest returns, with the Nasdaq Composite Index up over 30% during the final quarter of last year and your fund's class A shares gaining nearly 29%.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Retail              12.0%

Electronics         11.6%

Health care
services             9.5%

Media                6.6%

Energy               5.5%

Footnote reads:
*Based on net assets as of 6/30/02. Holdings will vary over time.

2002 brought a return to volatility in the equity markets, as several high-profile corporate accounting scandals -- including Enron, Tyco, and WorldCom -- tainted the overall market and had a significant negative effect on investor psychology. Interestingly, the outlooks during the first half of 2002 diverged between that of economists, who pointed to several indications of economic strength, and that of corporate CEOs, who remained pessimistic about business prospects and the outlook for profits. Strong first-quarter GDP growth and high productivity bolstered the arguments of economists, while corporate executives remained swayed by lackluster profits amid a steep decline in profit growth from the latter 1990s.

Geopolitical events also weighed heavily on investors' minds during the first half of 2002 and dampened enthusiasm for buying. Stocks of small and midsize companies have felt considerable pressure as concerns over the threat of another terrorist attack, instability in the Middle East, and tensions between India and Pakistan, in addition to the issues of corporate governance, have masked a moderate but fundamentally healthy economy.

* MANAGEMENT KEPT FUND WELL DIVERSIFIED

To weather the volatility in the equity markets, your fund's management teams worked diligently to keep the portfolio diversified. We continued to seek opportunities in a wide range of sectors that we believed offered strong potential for growth. For example, the teams maintained a solid weighting in health care in response to several positive long-term developments in biotechnology, pharmaceuticals, and medical products, as well as a significant increase in demand for health-care services from an aging population of baby boomers that is expected to grow for many years. With a higher intrinsic volatility, the fund's biotechnology stocks underperformed during the period, but the fund's other health-care stocks, while down somewhat with the market, held their ground.

We also increased the fund's energy holdings during the period. Natural gas prices had come under pressure in early 2002, resulting in attractive valuations for energy stocks. We took advantage of this opportunity and, as it turned out, the fund's energy holdings provided a positive contribution to performance during the first half of 2002. We have also added financial holdings to the fund, primarily regional bank stocks, and these have performed well, as have broadcasting, media, retail, and restaurant stocks.

Fund Profile

Putnam Voyager Fund II seeks long-term growth of capital by investing in companies of all sizes across a range of industries. The fund is designed for investors aggressively seeking long-term capital appreciation primarily through common stocks.

The weak economic environment drove consumers to value-oriented retailers, and the fund benefited through several holdings, including Dollar Tree and AutoZone. The fund's technology holdings underperformed most of the other sectors during the fiscal year. Despite strong performance in the fourth quarter of 2001, the technology sector remains mired in the trough of a down cycle. Although we are seeing signs that demand is building, such as drastically reduced inventories, companies have yet to begin increasing capital spending for technology. Nevertheless, while we have reduced the fund's technology weighting significantly, technology remains an important part of the economy, as well as an important growth sector, and we will continue to keep a portion of the fund's assets invested in this sector.

* FUND IS IN POSITION SHOULD GROWTH STOCKS RECOVER

Since the economic slowdown began again in 2002, we have faced considerable challenges not related directly to the markets or the economy. In response, the changes we have made (described above) are designed to improve the fund's risk-adjusted returns. We believe that the fund's improvement in performance relative to its peers indicates that the process changes we have implemented over the past year and a half are beginning to work. Although the fund significantly underperformed its Lipper category average in each of the past two reporting periods, it outperformed during this semiannual period.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Westwood One, Inc.
Media

TCF Financial Corp.
Banking

Dollar Tree Stores, Inc.
Retail

Fifth Third Bancorp
Banking

AmerisourceBergen Corp.
Health care services

AutoZone Inc.
Retail

Bed Bath & Beyond, Inc.
Retail

Maxim Integrated Products, Inc.
Electronics

Microsoft Corp.
Software

QLogic Corp.
Computer hardware

Footnote reads:
These holdings represent 17.2% of the fund's net assets as of 6/30/02. Portfolio holdings will vary over time.

Our changes include diversifying the portfolio more broadly, expanding research coverage to include a wider universe of stocks and sectors, and enhancing the risk-management tools used to construct the portfolio. With the overall market down significantly, we have positioned the portfolio somewhat defensively, but we remain confident that growth stocks will recover at some point. When this recovery eventually occurs, as we believe it will, our goal is to have the portfolio structured in a way that it will enable the fund to outperform. While there is no way to predict when such a recovery will occur, we believe it makes sense for investors to keep a portion of their portfolio invested in growth stocks so that they may benefit. A good lesson is that of value stocks, which were beaten down for many years in the 1990s and were virtually written off as an investment strategy that no longer made sense. With the strong returns of value stocks in the past two years, we believe that the current mood of gloom for growth stocks may be overdone, and that the potential for strong returns from this sector will eventually return.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/02, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small and midsize companies. Such investments increase the risk of greater price fluctuations.

The fund is managed by the Putnam Specialty Growth and Large-Cap Growth teams. The members of the Putnam Specialty Growth Team are Roland Gillis (Portfolio Leader), Daniel Miller (Portfolio Member), Richard Weed (Portfolio Member), Dana Clark, Kenneth Doerr, Michael Mufson, Margery Parker, and Anthony Sellitto. The members of the Putnam Large-Cap Growth Team are David Santos (Portfolio Member), Tony Elavia, Jeffrey Lindsey, Lee Montag, and Brian O'Toole.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 6/30/02

                     Class A         Class B        Class C         Class M
(inception dates)   (4/14/93)       (10/2/95)       (2/1/99)       (10/2/95)
                   NAV     POP     NAV    CDSC     NAV   CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -18.73% -23.41% -19.06% -23.10% -19.02% -19.83% -18.94% -21.76%
------------------------------------------------------------------------------
1 year          -31.35  -35.29  -31.84  -35.24  -31.87  -32.55  -31.68  -34.08
------------------------------------------------------------------------------
5 years          -3.79   -9.32   -7.34   -8.92   -7.20   -7.20   -6.14   -9.43
Annual average   -0.77   -1.94   -1.51   -1.85   -1.48   -1.48   -1.26   -1.96
------------------------------------------------------------------------------
Life of fund    109.31   97.25   95.37   95.37   95.56   95.56  100.07   93.12
Annual average    8.35    7.65    7.54    7.54    7.55    7.55    7.82    7.41
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/02

                      Russell Midcap        Russell 2500            Consumer
                       Growth Index         Growth Index*          price index
------------------------------------------------------------------------------
6 months                -19.70%               -19.09%                 1.35%
------------------------------------------------------------------------------
1 year                  -26.34                -25.72                  1.01
------------------------------------------------------------------------------
5 years                  11.86                  4.12                 12.03
Annual average            2.27                  0.81                  2.30
------------------------------------------------------------------------------
Life of fund            109.81                 91.85                 25.14
Annual average            8.34                  7.30                  2.45
------------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period this fund was sold on a limited basis with limited assets and expenses. Had expenses not been limited, returns would have been lower.

LIPPER INFORMATION:

The average cumulative return for the 422 funds in the Lipper Multi-Cap Growth Funds category over the 6 months ended 6/30/02 was -20.13%. Over the 1-year, 5-year, and life of fund periods ended 6/30/02, annualized returns for the category were -28.96%, 1.78%, and 8.35%, respectively.

*The Russell 2500 Growth Index was added as a secondary benchmark for the fund on 3/31/02.


PRICE AND DISTRIBUTION* INFORMATION 6 MONTHS ENDED 6/30/02

                     Class A        Class B       Class C        Class M
------------------------------------------------------------------------------
Share value:       NAV     POP        NAV           NAV        NAV     POP
------------------------------------------------------------------------------
12/31/01         $17.19  $18.24      $16.32        $16.82    $16.63  $17.23
------------------------------------------------------------------------------
6/30/02           13.97   14.82       13.21         13.62     13.48   13.97
------------------------------------------------------------------------------

*The fund did not make any distributions during the period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).


COMPARATIVE BENCHMARKS

Russell Midcap Growth Index* is an unmanaged index of all medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.

Russell 2500 Growth Index* is an unmanaged index of the smallest 2,500 companies in the Russell 3000 Index chosen for their growth orientation.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

* Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


THE FUND'S PORTFOLIO
June 30, 2002 (Unaudited)

COMMON STOCKS (97.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace and Defense (0.5%)
-------------------------------------------------------------------------------------------------------------------
             50,600 Lockheed Martin Corp.                                                             $   3,516,700
             23,600 Northrop Grumman Corp.                                                                2,950,000
                                                                                                      -------------
                                                                                                          6,466,700

Airlines (1.5%)
-------------------------------------------------------------------------------------------------------------------
             52,800 JetBlue Airways Corp. (NON)                                                           2,405,568
            474,200 Ryanair Holdings PLC ADR (Ireland) (NON)                                             16,535,826
            140,700 Southwest Airlines Co.                                                                2,273,712
                                                                                                      -------------
                                                                                                         21,215,106

Automotive (1.5%)
-------------------------------------------------------------------------------------------------------------------
            138,000 Advance Auto Parts, Inc. (NON)                                                        7,522,380
            277,000 Gentex Corp. (NON)                                                                    7,609,190
             50,000 SPX Corp. (NON)                                                                       5,875,000
                                                                                                      -------------
                                                                                                         21,006,570

Banking (4.7%)
-------------------------------------------------------------------------------------------------------------------
             72,200 Bank of New York Company, Inc. (The)                                                  2,436,750
             13,300 Commerce Bancorp, Inc.                                                                  587,663
            387,400 Fifth Third Bancorp                                                                  25,820,210
            130,000 Greater Bay Bancorp                                                                   3,998,800
            122,200 New York Community Bancorp, Inc.                                                      3,260,296
            567,029 TCF Financial Corp.                                                                  27,841,124
             94,900 U.S. Bancorp                                                                          2,215,915
                                                                                                      -------------
                                                                                                         66,160,758

Beverage (1.2%)
-------------------------------------------------------------------------------------------------------------------
             58,200 Anheuser-Busch Companies, Inc.                                                        2,910,000
            115,000 Coca-Cola Co. (The)                                                                   6,440,000
             96,800 Pepsi Bottling Group, Inc. (The)                                                      2,981,440
             92,200 PepsiCo, Inc.                                                                         4,444,040
                                                                                                      -------------
                                                                                                         16,775,480

Biotechnology (4.1%)
-------------------------------------------------------------------------------------------------------------------
            135,600 Amgen, Inc. (NON)                                                                     5,678,928
            160,000 Celgene Corp. (NON)                                                                   2,448,000
            314,000 Gilead Sciences, Inc. (NON)                                                          10,324,320
            136,600 IDEC Pharmaceuticals Corp. (NON)                                                      4,842,470
            339,700 ILEX Oncology, Inc. (NON)                                                             4,786,373
            298,300 InterMune, Inc. (NON)                                                                 6,294,130
            108,100 Invitrogen Corp. (NON)                                                                3,460,281
            362,000 Ligand Pharmaceuticals, Inc. Class B (NON)                                            5,249,000
             67,000 Ligand Pharmaceuticals, Inc. Class B - Private
                    (acquired 4/16/02, cost $1,092,100) (NON) (RES)                                         874,350
            100,100 MedImmune, Inc. (NON)                                                                 2,642,640
            362,000 Scios, Inc. (NON)                                                                    11,080,820
                                                                                                      -------------
                                                                                                         57,681,312

Commercial and Consumer Services (4.3%)
-------------------------------------------------------------------------------------------------------------------
            264,800 CDW Computer Centers, Inc. (NON)                                                     12,395,288
            372,600 Choicepoint, Inc. (NON)                                                              16,942,122
            196,700 Cintas Corp.                                                                          9,722,881
            311,200 Corporate Executive Board Co. (The) (NON)                                            10,658,600
            231,000 TMP Worldwide, Inc. (NON)                                                             4,966,500
            124,000 Weight Watchers International, Inc. (NON)                                             5,386,560
                                                                                                      -------------
                                                                                                         60,071,951

Communications Equipment (1.4%)
-------------------------------------------------------------------------------------------------------------------
            405,000 Cisco Systems, Inc. (NON)                                                             5,649,750
            513,000 Extreme Networks, Inc. (NON)                                                          5,176,170
            300,000 Polycom, Inc. (NON)                                                                   3,597,000
             55,300 QUALCOMM, Inc. (NON)                                                                  1,520,197
          1,747,100 Sonus Networks, Inc. (NON)                                                            3,529,142
                                                                                                      -------------
                                                                                                         19,472,259

Computer -- Hardware (2.9%)
-------------------------------------------------------------------------------------------------------------------
            163,800 Dell Computer Corp. (NON)                                                             4,281,732
             97,600 EMC Corp. (NON)                                                                         736,880
            645,000 Emulex Corp. (NON)                                                                   14,518,950
             16,000 IBM Corp.                                                                             1,152,000
            118,600 McDATA Corp. Class A (NON)                                                            1,044,866
            510,000 QLogic Corp. (NON)                                                                   19,431,000
                                                                                                      -------------
                                                                                                         41,165,428

Computer -- Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
             66,400 Automatic Data Processing, Inc.                                                       2,891,720
            227,100 BISYS Group, Inc. (The) (NON)                                                         7,562,430
                                                                                                      -------------
                                                                                                         10,454,150

Conglomerates (1.1%)
-------------------------------------------------------------------------------------------------------------------
            546,500 General Electric Co.                                                                 15,875,825

Consumer Finance (0.5%)
-------------------------------------------------------------------------------------------------------------------
            180,000 AmeriCredit Corp. (NON)                                                               5,049,000
             66,600 MBNA Corp.                                                                            2,202,462
                                                                                                      -------------
                                                                                                          7,251,462

Consumer Goods (1.1%)
-------------------------------------------------------------------------------------------------------------------
             88,400 Colgate-Palmolive Co.                                                                 4,424,420
            394,700 Yankee Candle Company, Inc. (The) (NON)                                              10,692,423
                                                                                                      -------------
                                                                                                         15,116,843

Distribution (0.2%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Performance Food Group Co. (NON)                                                      2,708,800

Electronics (11.6%)
-------------------------------------------------------------------------------------------------------------------
            677,400 Applied Micro Circuits Corp. (NON)                                                    3,204,102
             69,000 Broadcom Corp. Class A (NON)                                                          1,210,260
            155,000 Brooks-PRI Automation, Inc. (NON)                                                     3,961,800
             56,700 Celestica, Inc. (Canada) (NON)                                                        1,287,657
            449,600 Exar Corp. (NON)                                                                      8,866,112
             55,700 Integrated Circuit Systems, Inc. (NON)                                                1,124,583
            265,000 Integrated Device Technology, Inc. (NON)                                              4,807,100
            474,200 Intel Corp.                                                                           8,663,634
            368,000 Intersil Corp. Class A (NON)                                                          7,867,840
            535,200 Linear Technology Corp.                                                              16,821,336
            900,000 Marvell Technology Group, Ltd. (Bermuda) (NON)                                       17,901,000
            525,600 Maxim Integrated Products, Inc. (NON)                                                20,146,329
            400,000 Microchip Technology, Inc. (NON)                                                     10,972,000
             67,800 Micron Technology, Inc. (NON)                                                         1,370,916
            200,000 National Semiconductor Corp. (NON)                                                    5,834,000
            781,000 PMC - Sierra, Inc. (NON)                                                              7,239,870
            530,000 RF Micro Devices, Inc. (NON)                                                          4,038,600
            367,000 Semtech Corp. (NON)                                                                   9,798,900
            550,000 Silicon Laboratories, Inc. (NON)                                                     15,394,500
            704,500 Skyworks Solutions, Inc. (NON)                                                        3,909,975
            111,500 Texas Instruments, Inc.                                                               2,642,550
            178,000 Varian Semiconductor Equipment (NON)                                                  6,039,540
                                                                                                      -------------
                                                                                                        163,102,604

Energy (5.5%)
-------------------------------------------------------------------------------------------------------------------
            382,600 BJ Services Co. (NON)                                                                12,962,488
             86,000 Cooper Cameron Corp. (NON)                                                            4,164,120
            344,000 ENSCO International, Inc.                                                             9,377,440
            267,700 GlobalSantaFe Corp.                                                                   7,321,595
            270,000 Nabor Industries, Ltd. (Barbados) (NON)                                               9,531,000
             36,600 National-Oilwell, Inc. (NON)                                                            770,430
            400,000 Patterson-UTI Energy, Inc. (NON)                                                     11,292,000
             70,000 Smith International, Inc. (NON)                                                       4,773,300
            627,400 Varco International, Inc. (NON)                                                      11,004,596
            145,000 Weatherford Intl., Ltd. (NON)                                                         6,264,000
                                                                                                      -------------
                                                                                                         77,460,969

Entertainment (0.4%)
-------------------------------------------------------------------------------------------------------------------
            122,700 International Speedway Corp. Class A                                                  4,920,270

Financial (0.5%)
-------------------------------------------------------------------------------------------------------------------
            111,400 Citigroup, Inc.                                                                       4,316,750
             37,400 Freddie Mac                                                                           2,288,880
                                                                                                      -------------
                                                                                                          6,605,630

Food (0.7%)
-------------------------------------------------------------------------------------------------------------------
             71,000 Kraft Foods, Inc. Class A                                                             2,907,450
            225,000 Krispy Kreme Doughnuts, Inc. (NON)                                                    7,242,750
                                                                                                      -------------
                                                                                                         10,150,200

Gaming & Lottery (0.9%)
-------------------------------------------------------------------------------------------------------------------
            210,000 Harrah's Entertainment, Inc. (NON)                                                    9,313,500
             60,100 International Game Technology (NON)                                                   3,407,670
                                                                                                      -------------
                                                                                                         12,721,170

Health Care Services (9.5%)
-------------------------------------------------------------------------------------------------------------------
            218,100 Accredo Health, Inc. (NON)                                                           10,063,134
            577,800 AdvancePCS (NON)                                                                     13,832,532
            300,000 AmerisourceBergen Corp.                                                              22,800,000
            105,300 Anthem, Inc. (NON)                                                                    7,105,644
             24,200 Cardinal Health, Inc.                                                                 1,486,122
            917,000 Caremark Rx, Inc. (NON)                                                              15,130,500
            400,000 Community Health Systems, Inc. (NON)                                                 10,720,000
            138,500 Cross Country, Inc. (NON)                                                             5,235,300
             78,100 HCA, Inc.                                                                             3,709,750
            480,000 Health Management Assoc., Inc. (NON)                                                  9,672,000
             98,900 Laboratory Corporation of America Holdings (NON)                                      4,514,785
            615,000 Province Healthcare Co. (NON)                                                        13,751,400
            104,800 Quest Diagnostics, Inc. (NON)                                                         9,018,040
             45,600 UnitedHealth Group, Inc.                                                              4,174,680
             32,500 Wellpoint Health Networks, Inc. (NON)                                                 2,528,825
                                                                                                      -------------
                                                                                                        133,742,712

Insurance (0.6%)
-------------------------------------------------------------------------------------------------------------------
            112,000 American International Group, Inc.                                                    7,641,760
            236,300 Willis Group Holdings, Ltd. (United Kingdom) (NON)                                    7,776,633
                                                                                                      -------------
                                                                                                         15,418,393

Investment Banking/Brokerage (1.0%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Federated Investors, Inc.                                                             4,839,800
             47,100 Merrill Lynch & Company, Inc.                                                         1,907,550
            200,000 T Rowe Price Group, Inc.                                                              6,576,000
                                                                                                      -------------
                                                                                                         13,323,350

Leisure (0.2%)
-------------------------------------------------------------------------------------------------------------------
             43,800 Harley-Davidson, Inc.                                                                 2,245,626

Lodging/Tourism (1.3%)
-------------------------------------------------------------------------------------------------------------------
            778,200 Extended Stay America, Inc. (NON)                                                    12,622,404
            118,700 Four Seasons Hotels, Inc. (Canada)                                                    5,567,030
                                                                                                      -------------
                                                                                                         18,189,434

Media (6.6%)
-------------------------------------------------------------------------------------------------------------------
             50,800 Clear Channel Communications, Inc. (NON)                                              1,626,616
            351,600 Cumulus Media, Inc. Class A (NON)                                                     4,845,048
            138,200 Echostar Communications Corp. Class A (NON)                                           2,564,992
            240,180 Entercom Communications Corp. (NON)                                                  11,024,262
            102,100 Fox Entertainment Group, Inc. Class A (NON)                                           2,220,675
            334,744 Lamar Advertising Co. (NON)                                                          12,455,824
            108,700 Lin TV Corp. Class A (NON)                                                            2,939,248
            698,100 Radio One, Inc. Class A (NON)                                                        10,380,747
            310,300 Radio One, Inc. Class D (NON)                                                         4,614,161
            124,000 Viacom, Inc. Class B (NON)                                                            5,501,880
          1,048,132 Westwood One, Inc. (NON)                                                             35,028,571
                                                                                                      -------------
                                                                                                         93,202,024

Medical Technology (3.4%)
-------------------------------------------------------------------------------------------------------------------
             62,500 Baxter International, Inc.                                                            2,778,125
            242,400 Charles River Laboratories International, Inc. (NON)                                  8,496,120
              9,500 Cytyc Corp. (NON)                                                                        72,390
             80,000 DENTSPLY International, Inc.                                                          2,952,800
             79,600 Medtronic, Inc.                                                                       3,410,860
            150,000 Respironics, Inc. (NON)                                                               5,107,500
            320,000 Varian Medical Systems, Inc. (NON)                                                   12,976,000
            320,000 Zimmer Holdings, Inc. (NON)                                                          11,411,200
                                                                                                      -------------
                                                                                                         47,204,995

Metals (0.1%)
-------------------------------------------------------------------------------------------------------------------
            111,700 Liquidmetal Technologies (NON)                                                        1,295,720

Oil & Gas (1.3%)
-------------------------------------------------------------------------------------------------------------------
            172,400 EOG Resources, Inc.                                                                   6,844,280
            300,100 Noble Corp. (NON)                                                                    11,583,860
                                                                                                      -------------
                                                                                                         18,428,140

Pharmaceuticals (3.8%)
-------------------------------------------------------------------------------------------------------------------
             46,100 Abbott Laboratories                                                                   1,735,665
             41,600 Allergan, Inc.                                                                        2,776,800
             52,500 Andrx Group (NON)                                                                     1,415,925
            136,700 Cephalon, Inc. (NON)                                                                  6,178,840
            165,000 Johnson & Johnson                                                                     8,622,900
             80,000 King Pharmaceuticals, Inc. (NON)                                                      1,780,000
             56,800 Lilly (Eli) & Co.                                                                     3,203,520
             43,800 Merck & Company, Inc.                                                                 2,218,032
            456,400 Pfizer, Inc.                                                                         15,974,000
            111,000 Pharmacia Corp.                                                                       4,156,950
            115,500 Wyeth                                                                                 5,913,600
                                                                                                      -------------
                                                                                                         53,976,232

Restaurants (1.8%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Applebee's International, Inc.                                                        9,559,200
            195,000 CBRL Group, Inc.                                                                      5,933,850
            190,000 P.F. Chang's China Bistro, Inc. (NON)                                                 5,969,800
            115,900 Starbucks Corp. (NON)                                                                 2,880,115
             47,000 Yum! Brands, Inc. (NON)                                                               1,374,750
                                                                                                      -------------
                                                                                                         25,717,715

Retail (12.0%)
-------------------------------------------------------------------------------------------------------------------
            269,000 99 Cents Only Stores (NON)                                                            6,899,850
            293,000 AutoZone, Inc. (NON)                                                                 22,648,900
            581,300 Bed Bath & Beyond, Inc. (NON)                                                        21,938,262
            196,600 Chico's FAS, Inc. (NON)                                                               7,140,512
            131,000 Columbia Sportswear Co. (NON)                                                         4,191,869
            668,000 Dollar Tree Stores, Inc. (NON)                                                       26,325,880
            405,400 Family Dollar Stores, Inc.                                                           14,290,350
            400,000 Foot Locker, Inc. (NON)                                                               5,780,000
             71,800 Home Depot, Inc. (The)                                                                2,637,214
             68,200 Kohl's Corp. (NON)                                                                    4,779,456
            135,500 Lowe's Companies, Inc.                                                                6,151,700
            255,000 Michaels Stores, Inc. (NON)                                                           9,945,000
            510,700 Office Depot, Inc. (NON)                                                              8,579,760
             85,000 Ross Stores, Inc.                                                                     3,463,750
             78,500 Tiffany & Co.                                                                         2,763,200
             77,800 TJX Companies, Inc. (The)                                                             1,525,658
            192,000 Wal-Mart Stores, Inc.                                                                10,561,920
             24,100 Walgreen Co.                                                                            930,983
            271,000 Williams-Sonoma, Inc. (NON)                                                           8,308,860
                                                                                                      -------------
                                                                                                        168,863,124

Schools (1.8%)
-------------------------------------------------------------------------------------------------------------------
            392,100 Apollo Group, Inc. Class A (NON)                                                     15,456,582
            165,000 Career Education Corp. (NON)                                                          7,425,000
             40,000 Education Management Corp. (NON)                                                      1,629,200
                                                                                                      -------------
                                                                                                         24,510,782

Semiconductor (2.5%)
-------------------------------------------------------------------------------------------------------------------
            116,600 Applied Materials, Inc. (NON)                                                         2,217,732
             85,700 Cymer, Inc. (NON)                                                                     3,002,928
             60,100 KLA-Tencor Corp. (NON)                                                                2,643,799
            353,200 LAM Research Corp. (NON)                                                              6,350,536
            305,100 LTX Corp. (NON)                                                                       4,356,828
            301,100 Novellus Systems, Inc. (NON)                                                         10,237,400
             70,000 Photon Dynamics, Inc. (NON)                                                           2,100,000
            205,000 Photronics, Inc. (NON)                                                                3,882,700
                                                                                                      -------------
                                                                                                         34,791,923

Shipping (0.1%)
-------------------------------------------------------------------------------------------------------------------
             21,200 Expeditors International of Washington, Inc.                                            696,632
              7,700 Heartland Express, Inc. (NON)                                                           181,969
              1,300 Landstar Systems, Inc. (NON)                                                            141,996
             27,200 Swift Transportation Co., Inc. (NON)                                                    625,605
                                                                                                      -------------
                                                                                                          1,646,202

Software (5.0%)
-------------------------------------------------------------------------------------------------------------------
            220,000 Cognos, Inc. (Canada) (NON)                                                           4,881,800
            435,100 Documentum, Inc. (NON)                                                                5,221,200
             42,300 Electronic Arts, Inc. (NON)                                                           2,793,915
            153,000 Internet Security Systems, Inc. (NON)                                                 2,007,360
            356,900 Microsoft Corp. (NON) (SEG)                                                          19,522,430
            480,000 Network Associates, Inc. (NON)                                                        9,249,600
            177,000 Oracle Corp. (NON)                                                                    1,676,190
             40,700 PeopleSoft, Inc. (NON)                                                                  605,616
            329,900 Quest Software, Inc. (NON)                                                            4,793,447
            180,000 Retek, Inc. (NON)                                                                     4,374,000
            155,000 Symantec Corp. (NON)                                                                  5,091,750
            973,950 webMethods, Inc. (NON)                                                                9,642,105
                                                                                                     --------------
                                                                                                         69,859,413

Staffing (0.1%)
-------------------------------------------------------------------------------------------------------------------
             47,600 Hewitt Associates, Inc. Class A (NON)                                                 1,109,080

Telecommunications (0.1%)
-------------------------------------------------------------------------------------------------------------------
             74,200 Earthlink, Inc. (NON)                                                                   491,946
            365,600 Time Warner Telecom, Inc. Class A (NON)                                                 614,208
                                                                                                     --------------
                                                                                                          1,106,154

Tobacco (0.6%)
-------------------------------------------------------------------------------------------------------------------
            180,900 Philip Morris Companies, Inc.                                                         7,901,712
                                                                                                     --------------
                    Total Common Stocks (cost $1,440,975,610)                                        $1,368,916,218

PURCHASED OPTIONS OUTSTANDING (--%)(a) (cost $361,200)                           EXPIRATION DATE/
CONTRACT AMOUNT                                                                  STRIKE PRICE                 VALUE
-------------------------------------------------------------------------------------------------------------------
             52,500 Andrx Group equity OTC option (call)                         Dec. 02/36.00 USD   $      212,347

SHORT-TERM INVESTMENTS (4.1%) (a) (cost $57,159,713)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        57,159,713 Short-term investments held in Putnam commingled cash account with yields ranging from 1.74% to
                    1.83% and due dates ranging from July 1, 2002 to
                    August 27, 2002 (d)                                                              $   57,159,713
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,498,496,523) (b)                                      $1,426,288,278
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,407,914,363.

  (b) The aggregate identified cost on a tax basis is $1,530,473,051, resulting in gross unrealized appreciation and depreciation of $186,254,969 and $290,439,742, respectively, or net unrealized depreciation of $104,184,773.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2002 was $874,350 or 0.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2002.

  (d) See footnote 1 to the financial statements.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2002

                         Market   Aggregate Face  Expiration      Unrealized
                         Value         Value         Date        Depreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)                $1,980,200    $1,985,800      Sep-02        $(5,600)
------------------------------------------------------------------------------
Written Options Outstanding at June 30, 2002
(premiums received $155,925)

Contract                                        Expiration Date/    Market
Amount                                           Strike Price        Value
------------------------------------------------------------------------------
52,500   Andrx Group equity OTC option (Put)   Dec. 02/25.00 USD   $291,727
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost
$1,498,496,523) (Note 1)                                                     $1,426,288,278
-------------------------------------------------------------------------------------------
Cash                                                                                232,978
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           586,818
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              888,959
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    6,172,237
-------------------------------------------------------------------------------------------
Total assets                                                                  1,434,169,270

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 5,232
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 14,339,533
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        7,150,157
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,470,489
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          462,257
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                      118,245
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,580
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            1,094,118
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received
$155,925) (Note 1)                                                                  291,727
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              321,569
-------------------------------------------------------------------------------------------
Total liabilities                                                                26,254,907
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,407,914,363

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,680,585,810
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (10,481,869)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                        (1,189,838,107)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                               (72,351,471)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                  $1,407,914,363

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($736,969,599 divided by 52,754,094 shares)                                          $13.97
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $13.97)*                              $14.82
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($555,554,469 divided by 42,054,419 shares)**                                        $13.21
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($54,030,123 divided by 3,966,390 shares)**                                          $13.62
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($50,369,503 divided by 3,737,159 shares)                                            $13.48
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $13.48)*                              $13.97
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($10,990,669 divided by 786,092 shares)                                              $13.98
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax $3,170)                                         $   2,379,949
-------------------------------------------------------------------------------------------
Interest                                                                            298,615
-------------------------------------------------------------------------------------------
Total investment income                                                           2,678,564

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,166,187
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,875,691
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                    7,229
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     10,961
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,137,230
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             3,355,537
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               333,789
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               232,369
-------------------------------------------------------------------------------------------
Other                                                                             1,307,826
-------------------------------------------------------------------------------------------
Total expenses                                                                   13,426,819
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (266,386)
-------------------------------------------------------------------------------------------
Net expenses                                                                     13,160,433
-------------------------------------------------------------------------------------------
Net investment loss                                                             (10,481,869)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (162,054,835)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (785,734)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                103,840
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  2,255
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts and
written options during the period                                              (169,558,107)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (332,292,581)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(342,774,450)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended            Year ended
                                                                          June 30           December 31
                                                                            2002*                  2001
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment loss                                                $  (10,481,869)       $  (26,629,494)
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                     (162,736,729)         (811,068,700)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                         (169,555,852)         (126,432,794)
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                 (342,774,450)         (964,130,988)
-------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                    (189,375,355)         (219,308,821)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                         (532,149,805)       (1,183,439,809)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                 1,940,064,168         3,123,503,977
-------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $10,481,869 and $--, respectively)                         $1,407,914,363        $1,940,064,168
-------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             June 30
operating performance               (Unaudited)                       Year ended December 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.19       $24.75       $38.45       $22.70       $19.11       $15.51
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.07)        (.15)        (.26)        (.19)        (.12)        (.10)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.15)       (7.41)      (12.03)       18.10         4.54         3.73
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.22)       (7.56)      (12.29)       17.91         4.42         3.63
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.40)       (2.16)        (.83)        (.03)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (1.41)       (2.16)        (.83)        (.03)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.97       $17.19       $24.75       $38.45       $22.70       $19.11
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.73)*     (30.55)      (32.24)       79.90        23.52        23.42
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $736,970   $1,023,512   $1,518,521   $1,663,371     $753,319     $532,287
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .61*        1.10          .99         1.03         1.12         1.22
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.44)*       (.80)        (.74)        (.71)        (.59)        (.58)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.80*       83.46       104.69        89.74        91.61        73.73
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             June 30
operating performance               (Unaudited)                       Year ended December 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $16.32       $23.67       $37.13       $22.13       $18.78       $15.36
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.12)        (.28)        (.51)        (.38)        (.27)        (.22)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.99)       (7.07)      (11.54)       17.54         4.45         3.67
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.11)       (7.35)      (12.05)       17.16         4.18         3.45
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.40)       (2.16)        (.83)        (.03)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (1.41)       (2.16)        (.83)        (.03)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.21       $16.32       $23.67       $37.13       $22.13       $18.78
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (19.06)*     (31.05)      (32.75)       78.56        22.66        22.48
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $555,554     $769,099   $1,363,831   $1,505,719     $699,040     $496,501
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .98*        1.85         1.74         1.78         1.87         1.97
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.81)*      (1.54)       (1.49)       (1.46)       (1.34)       (1.33)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.80*       83.46       104.69        89.74        91.61        73.73
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------
                                     Six months
                                       ended                             For the period
Per-share                             June 30           Year ended        Feb. 1, 1999+
operating performance               (Unaudited)         December 31        to Dec. 31
----------------------------------------------------------------------------------------
                                        2002         2001         2000         1999
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $16.82       $24.40       $38.21       $23.95
----------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------
Net investment loss (a)                 (.13)        (.29)        (.53)        (.38)
----------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.07)       (7.29)      (11.87)       16.80
----------------------------------------------------------------------------------------
Total from
investment operations                  (3.20)       (7.58)      (12.40)       16.42
----------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.40)       (2.16)
----------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.01)          --
----------------------------------------------------------------------------------------
Total distributions                       --           --        (1.41)       (2.16)
----------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.62       $16.82       $24.40       $38.21
----------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (19.02)*     (31.07)      (32.74)       69.50*
----------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $54,030      $75,676     $119,909      $76,097
----------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .98*        1.85         1.74         1.63*
----------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.81)*      (1.55)       (1.49)       (1.34)*
----------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.80*       83.46       104.69        89.74
----------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             June 30
operating performance               (Unaudited)                       Year ended December 31
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $16.63       $24.05       $37.61       $22.34       $18.91       $15.42
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.11)        (.24)        (.43)        (.32)        (.22)        (.18)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (3.04)       (7.18)      (11.72)       17.75         4.48         3.70
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (3.15)       (7.42)      (12.15)       17.43         4.26         3.52
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --        (1.40)       (2.16)        (.83)        (.03)
------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.01)          --           --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                       --           --        (1.41)       (2.16)        (.83)        (.03)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.48       $16.63       $24.05       $37.61       $22.34       $18.91
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (18.94)*     (30.85)      (32.59)       79.04        22.92        22.84
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $50,370      $71,777     $121,244     $170,662      $84,507      $59,643
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86*        1.60         1.49         1.53         1.62         1.72
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.69)*      (1.29)       (1.24)       (1.21)       (1.09)       (1.08)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 34.80*       83.46       104.69        89.74        91.61        73.73
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
-------------------------------------------------
                                   For the period
                                   March 4, 2002+
Per-share                            to June 30
operating performance                (Unaudited)
-------------------------------------------------
                                        2002
-------------------------------------------------
Net asset value,
beginning of period                   $16.02
-------------------------------------------------
Investment operations:
-------------------------------------------------
Net investment loss (a)                 (.03)
-------------------------------------------------
Net realized and unrealized
loss on investments                    (2.01)
-------------------------------------------------
Total from
investment operations                  (2.04)
-------------------------------------------------
Net asset value,
end of period                         $13.98
-------------------------------------------------
Total return at
net asset value (%)(b)                (12.73)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                       $10,991
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .32*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.21)*
-------------------------------------------------
Portfolio turnover (%)                 34.80*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

Note 1
Significant accounting policies

The Putnam Voyager Fund II ("the fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks aggressive long-term growth of capital by investing primarily in a portfolio of common stocks of U.S. companies with a focus on growth stocks.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on March 4, 2002. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. For foreign investments, if trading or events occurring in other markets after the close of the principle exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended June 30, 2002, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2001, the fund had a capital loss carryover of approximately $931,989,000 available to the extent allowed by tax law to offset future net capital gains, if any, which will expire on December 31, 2009.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2002, the fund's expenses were reduced by $266,386 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,216 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended June 30, 2002, Putnam Retail Management, acting as underwriter received net commissions of $124,977 and $4,907 from the sale of class A and class M shares, respectively, and received $747,209 and $3,233 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended June 30, 2002, Putnam Retail Management, acting as underwriter received $59,731 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended June 30, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $586,248,817 and $776,263,609, respectively. There were no purchases and sales of U.S. government obligations.

Written option transactions during the period are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of period                                 --            $     --
---------------------------------------------------------------------------
Options opened                                 171,998             301,358
Options expired                                (36,119)            (49,483)
Options closed                                 (83,379)            (95,950)
---------------------------------------------------------------------------
Written options
outstanding at
end of period                                   52,500            $155,925
---------------------------------------------------------------------------

Note 4
Capital shares

At June 30, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended June 30, 2002
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,056,139       $ 131,482,881
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             8,056,139         131,482,881

Shares repurchased                         (14,839,761)       (238,407,489)
---------------------------------------------------------------------------
Net decrease                                (6,783,622)      $(106,924,608)
---------------------------------------------------------------------------

                                              Year ended December 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,245,122       $ 353,164,365
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                            19,245,122         353,164,365

Shares repurchased                         (21,057,657)       (388,648,777)
---------------------------------------------------------------------------
Net decrease                                (1,812,535)      $ (35,484,412)
---------------------------------------------------------------------------

                                            Six months ended June 30, 2002
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,159,146       $  48,035,943
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             3,159,146          48,035,943

Shares repurchased                          (8,239,136)       (125,962,236)
---------------------------------------------------------------------------
Net decrease                                (5,079,990)      $ (77,926,293)
---------------------------------------------------------------------------

                                              Year ended December 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,660,711       $ 160,360,312
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             8,660,711         160,360,312

Shares repurchased                         (19,156,193)       (324,729,450)
---------------------------------------------------------------------------
Net decrease                               (10,495,482)      $(164,369,138)
---------------------------------------------------------------------------

                                            Six months ended June 30, 2002
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    385,695        $  6,101,007
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               385,695           6,101,007

Shares repurchased                            (917,283)        (14,335,198)
---------------------------------------------------------------------------
Net decrease                                  (531,588)       $ (8,234,191)
---------------------------------------------------------------------------

                                              Year ended December 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,169,340        $ 22,099,234
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             1,169,340          22,099,234

Shares repurchased                          (1,585,219)        (28,476,039)
---------------------------------------------------------------------------
Net decrease                                  (415,879)       $ (6,376,805)
---------------------------------------------------------------------------

                                            Six months ended June 30, 2002
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    376,200        $  5,914,427
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               376,200           5,914,427

Shares repurchased                            (956,122)        (14,880,198)
---------------------------------------------------------------------------
Net decrease                                  (579,922)       $ (8,965,771)
---------------------------------------------------------------------------

                                              Year ended December 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,263,083        $ 24,673,121
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                             1,263,083          24,673,121

Shares repurchased                          (1,986,464)        (37,751,587)
---------------------------------------------------------------------------
Net decrease                                  (723,381)       $(13,078,466)
---------------------------------------------------------------------------

                                              For the period March 4, 2002
                                           (commencement of operations) to
                                                             June 30, 2002
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    941,396         $15,182,601
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                                    --                  --
---------------------------------------------------------------------------
                                               941,396          15,182,601

Shares repurchased                            (155,304)         (2,507,093)
---------------------------------------------------------------------------
Net increase                                   786,092         $12,675,508
---------------------------------------------------------------------------

Note 5
Actions by Trustees

In April 2002, the Trustees approved the merger of Putnam New Century Growth Fund and Putnam Technology Fund into Putnam Voyager Fund II. The transaction is scheduled to occur in September 2002. It is subject to a number of conditions and there is no guarantee it will occur.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Balanced Fund *
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Century Growth Fund *
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Technology Fund *
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Asia Pacific Growth Fund *
Capital Appreciation Fund
Capital Opportunities Fund
Emerging Markets Fund *
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Balanced Retirement Fund *
Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund *
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund +


INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund +
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund [SECTION MARK]
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund [SECTION MARK]
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* In anticipation of mergers expected later this year, these funds are closed to new investors.

+ Closed to new investors.

[SECTION MARK] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Brian O'Toole
Vice President

Daniel Miller
Vice President

Eric M. Wetlaufer
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Voyager Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA017-79328  377/2AR/2AO  8/02


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Voyager Fund II
Supplement to Semiannual Report dated 6/30/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 6/30/02

                                                         NAV
6 months                                               -18.67%
1 year                                                 -31.30
5 years                                                 -3.73
Annual average                                          -0.76
Life of fund (since class A inception, 4/14/93)        109.46
Annual average                                           8.36

Share value:                                             NAV
12/31/01                                               $   --
3/4/02 (Class Y inception)                             $16.02
6/30/02                                                $13.98
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Distributions: The fund did not make any distributions during this period.
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Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.